BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.5%
Aerospace & Defense — 1.1%
TransDigm Group, Inc.
(a)
............... 4,331 $ 2,705,013
Capital Markets — 3.7%
Morgan Stanley ..................... 18,207 1,771,723
S&P Global, Inc.
(b)
................... 17,248 7,328,503
9,100,226
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............. 10,537 2,947,515
Containers & Packaging — 1.1%
Ball Corp. ......................... 29,830 2,683,805
Entertainment — 4.6%
(a)
Netflix, Inc. ........................ 9,960 6,078,986
Sea Ltd., ADR
(c)
..................... 15,990 5,096,493
11,175,479
Health Care Equipment & Supplies — 2.5%
Danaher Corp. ..................... 13,870 4,222,583
Intuitive Surgical, Inc.
(a)
................ 1,839 1,828,242
6,050,825
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc. ............... 9,241 3,610,828
Hotels, Restaurants & Leisure — 0.6%
Domino's Pizza, Inc. .................. 3,160 1,507,194
Industrial Conglomerates — 1.5%
Roper Technologies, Inc. ............... 8,103 3,614,991
Interactive Media & Services — 12.9%
(a)
Alphabet, Inc., Class A ................ 4,394 11,747,447
Facebook, Inc., Class A ............... 30,273 10,274,353
Match Group, Inc. ................... 22,753 3,571,993
Snap, Inc., Class A ................... 81,596 6,027,497
31,621,290
Internet & Direct Marketing Retail — 12.1%
(a)
Amazon.com, Inc. ................... 6,180 20,301,547
Etsy, Inc. ......................... 18,620 3,872,215
MercadoLibre , Inc.
(c)
.................. 3,258 5,471,485
29,645,247
IT Services — 11.8%
Mastercard , Inc., Class A ............... 23,277 8,092,948
PayPal Holdings, Inc.
(a)
................ 15,023 3,909,135
Shopify, Inc., Class A
(a)
................ 2,008 2,722,406
Twilio , Inc., Class A
(a)
................. 8,153 2,601,215
Visa, Inc., Class A ................... 41,955 9,345,476
Wix.com Ltd.
(a)(b)(c)
................... 11,189 2,192,708
28,863,888
Life Sciences Tools & Services — 1.7%
Lonza Group AG (Registered) ........... 3,276 2,457,360
Thermo Fisher Scientific, Inc. ............ 3,043 1,738,557
4,195,917
Machinery — 0.7%
Fortive Corp. ....................... 25,304 1,785,703
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ............... 39,477 1,284,187
Personal Products — 0.8%
Olaplex Holdings, Inc.
(a)
............... 79,555 1,949,097
Security
Shares
Shares Value
Pharmaceuticals — 2.6%
AstraZeneca plc, ADR
(c)
............... 21,424 $ 1,286,726
Eli Lilly & Co. ...................... 5,147 1,189,214
Zoetis, Inc. ........................ 19,980 3,878,917
6,354,857
Professional Services — 2.2%
CoStar Group, Inc.
(a)
.................. 24,938 2,146,164
TransUnion ........................ 28,372 3,186,460
5,332,624
Road & Rail — 1.1%
Uber Technologies, Inc.
(a)
.............. 31,267 1,400,762
Union Pacific Corp. .................. 6,929 1,358,153
2,758,915
Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc. .................. 27,673 4,634,674
ASML Holding NV (Registered), NYRS
(c)
.... 10,707 7,977,893
Marvell Technology, Inc. ............... 87,329 5,266,812
NVIDIA Corp. ...................... 24,487 5,072,727
22,952,106
Software — 18.1%
Adobe, Inc.
(a)
....................... 11,817 6,803,283
Autodesk, Inc.
(a)
..................... 1,297 369,865
Crowdstrike Holdings, Inc., Class A
(a)
....... 5,327 1,309,270
Intuit, Inc. ......................... 14,310 7,720,388
Microsoft Corp. ..................... 72,153 20,341,374
ServiceNow , Inc.
(a)
................... 12,376 7,701,214
44,245,394
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ........................ 53,687 7,596,710
Textiles, Apparel & Luxury Goods — 4.0%
LVMH Moet Hennessy Louis Vuitton SE ..... 5,338 3,823,419
NIKE, Inc., Class B .................. 40,453 5,874,989
9,698,408
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.
(a)
................... 12,913 1,649,765
Total Common Stocks — 99.5%
(Cost: $139,872,969) .............................. 243,329,984
Preferred Stocks — 0.7%
Media — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(c)(d)(e)
............... 10,039 1,684,110
Total Preferred Stocks — 0.7%
(Cost: $1,100,015) ............................... 1,684,110
Total Long-Term Investments — 100.2%
(Cost: $140,972,984) .............................. 245,014,094

BlackRock Capital Appreciation V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.0%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 263,292 $ 263,292
SL Liquidity Series, LLC, Money Market Series,
0.13%
(h)
........................ 7,089,343 7,091,470
Total Short-Term Securities — 3.0%
(Cost: $7,354,762) ............................... 7,354,762
Total Investments — 103.2%
(Cost: $148,327,746 ) .............................. 252,368,856
Liabilities in Excess of Other Assets — (3.2)% ............. (7,737,111)
Net Assets — 100.0% ............................... $ 244,631,745
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,684,110, representing 0.69% of its net assets as of period end, and an original cost of $1,100,015.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,393,435 $ — $ (1,130,143) $ — $ — $ 263,292 263,292 $ 91 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 9,399,514 — (2,307,919) (125) — 7,091,470 7,089,343 13,913
(b)
—
$ (125) $ — $ 7,354,762 $ 14,004 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,705,013 $ — $ — $ 2,705,013
Capital Markets ........................................ 9,100,226 — — 9,100,226
Chemicals ............................................ 2,947,515 — — 2,947,515
Containers & Packaging .................................. 2,683,805 — — 2,683,805
Entertainment ......................................... 11,175,479 — — 11,175,479
Health Care Equipment & Supplies ........................... 6,050,825 — — 6,050,825
Health Care Providers & Services ............................ 3,610,828 — — 3,610,828
Hotels, Restaurants & Leisure .............................. 1,507,194 — — 1,507,194
Industrial Conglomerates .................................. 3,614,991 — — 3,614,991
Interactive Media & Services ............................... 31,621,290 — — 31,621,290
Internet & Direct Marketing Retail ............................ 29,645,247 — — 29,645,247
IT Services ........................................... 28,863,888 — — 28,863,888
Life Sciences Tools & Services .............................. 1,738,557 2,457,360 — 4,195,917
Machinery ............................................ 1,785,703 — — 1,785,703
Metals & Mining ........................................ 1,284,187 — — 1,284,187
Personal Products ...................................... 1,949,097 — — 1,949,097
Pharmaceuticals ....................................... 6,354,857 — — 6,354,857
Professional Services .................................... 5,332,624 — — 5,332,624
Road & Rail ........................................... 2,758,915 — — 2,758,915
Semiconductors & Semiconductor Equipment .................... 22,952,106 — — 22,952,106
Software ............................................. 44,245,394 — — 44,245,394
Technology Hardware, Storage & Peripherals .................... 7,596,710 — — 7,596,710
Textiles, Apparel & Luxury Goods ............................ 5,874,989 3,823,419 — 9,698,408
Wireless Telecommunication Services ......................... 1,649,765 — — 1,649,765
Preferred Stocks ......................................... — — 1,684,110 1,684,110

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 263,292 $ — $ — $ 263,292
$ 237,312,497 $ 6,280,779 $ 1,684,110 $ 245,277,386
Investments Valued at Net Asset Value ("NAV")
(a)
........................ 7,091,470
$ —
$ 252,368,856
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.